Debt (Selected Information About Debt Issues) (Detail) (USD $) In Thousands, unless otherwise specified									12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Commercial Paper [Member]		Dec. 31, 2010 Commercial Paper [Member]		Dec. 31, 2011 Notes, Due 5/15/23 [Member]		Dec. 31, 2010 Notes, Due 5/15/23 [Member]		Dec. 31, 2011 Notes, Due 8/1/13 [Member]		Dec. 31, 2010 Notes, Due 8/1/13 [Member]		Dec. 31, 2011 Senior Notes, Due 6/15/16 [Member]		Dec. 31, 2010 Senior Notes, Due 6/15/16 [Member]		Dec. 31, 2011 Senior Notes, Due 6/15/19 [Member]		Dec. 31, 2010 Senior Notes, Due 6/15/19 [Member]		Jun. 30, 2009 Senior Notes, Due 6/15/19 [Member]	Dec. 31, 2011 Long-term Debt [Member]	Dec. 31, 2010 Long-term Debt [Member]	Dec. 31, 2011 Junior Subordinated Debentures [Member]		Dec. 31, 2010 Junior Subordinated Debentures [Member]		Dec. 31, 2006 Junior Subordinated Debentures [Member]	Dec. 31, 2011 Total Funded Debt [member]	Dec. 31, 2010 Total Funded Debt [member]
Debt Instrument [Line Items]
Annual Percentage Rate									7.875%	[1],[2]			7.375%	[1],[2]			6.375%	[1],[3]			9.25%	[1],[3]						7.10%	[4],[5]
Debt instrument, maturity date									May 15, 2023	[1],[2]			Aug. 01, 2013	[1],[2]			Jun. 15, 2016	[1],[3]			Jun. 15, 2019	[1],[3]						Jun. 01, 2046	[4],[5]
Issue Date									5/93	[1],[2]			7/93	[1],[2]			6/06	[1],[3]			6/09	[1],[3]						6/06	[4],[5]
Periodic Interest Payments Due									5/15 & 11/15	[1],[2]			2/1 & 8/1	[1],[2]			6/15 & 12/15	[1],[3]			6/15 & 12/15	[1],[3]						quarterly	[4],[5],[6]
Outstanding Principle (Par Value)	$ 1,151,020				$ 225,000	[7]			$ 165,612	[1],[2]			$ 94,050	[1],[2]			$ 250,000	[1],[3]			$ 292,647	[1],[3]			$ 300,000	$ 802,309		$ 123,711	[4],[5]			$ 124,000	$ 926,020
Outstanding Principle (Book Value)	1,139,124		1,112,229		224,842	[7]	198,875	[7]	163,344	[1],[2]	163,227	[1],[2]	93,823	[1],[2]	93,700	[1],[2]	247,875	[1],[3]	247,477	[1],[3]	289,661	[1],[3]	289,397	[1],[3]		790,571	789,643	123,711	[4],[5]	123,711	[4],[5]		914,282	913,354
Outstanding Principle (Fair Value)	1,294,192				224,842	[7]			195,654	[1],[2]			100,302	[1],[2]			275,910	[1],[3]			375,276	[1],[3]				947,142	933,336	122,208	[4],[5],[8]				1,069,350
Issue Expenses	$ (4,132)	[9]	$ (4,158)	[9]

[1]	All securities other than the Junior Subordinated Debentures have equal priority with one another.
[2]	Not callable.
[3]	Callable subject to "make-whole" premium.
[4]	Junior Subordinated Debentures are classified as "Due to affiliates" and are junior to other securities in priority of payment.
[5]	Callable anytime
[6]	Quarterly payments on the first day of March, June, Sept., and Dec.
[7]	Classified as short-term debt.
[8]	Fair value of Trust Preferred Securities.
[9]	Unamortized issue expenses related to Trust Preferred Securities.